7. TURNOVER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Turnover Details
Net sales	$ 1,760.8	$ 1,650.1	$ 1,369.6
Advertising income	41.7	37.1	33.4
Turnover	$ 1,802.5	$ 1,687.2	$ 1,403.0